UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment           [X] Amendment Number: 3
This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.


THIS IS A RE-FILING, OF A PREVIOUSLY FILED FORM 13F-HR/A FOR WHICH A REQUEST FOR CONFIDENTIAL TREATMENT WAS DENIED.


Institutional Investment Manager Filing this Report:

Name:    UBS O'Connor LLC
Address: One North Wacker, 32nd FLoor
         Chicago, IL 60606

13F File Number:   28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: JAMES M. HNILO
Title: DIRECTOR OF COMPLIANCE
Phone: (312) 554-5243
Signature, Place, and Date of Signing:

/s/ JAMES M. HNILO, CHICAGO, IL   May 30, 2003


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  26
                                         --

Form 13F Information Table Value Total:  513,499,000
                                         -----------

List of Other Included Managers:  None


                                                            Value    Shrs or                   Invest          Voting
NAME OF ISSUER               TITLE/CLASS      CUSIP       (X1000)    PRN AMT  SHR/PRN  OPT     DISCR    SOLE   SHARE        OTHER

EXPEDIA INC                  CLA              302125109     15459      258200 SH               DEFINED     0      258200       0
GENERAL MTRS CORP            CLHNEW           370442832     82754     6215000 SH               DEFINED     0     6215000       0
MCAFEE COM CORP              CLA              579062100      2664      166300 SH               DEFINED     0      166300       0
TICKETMASTER                 CLB              88633P203      6306      318800 SH               DEFINED     0      318800       0
AMGEN INC                    NOTE3/0          031162AE0      1676     2500000 SH               DEFINED     0     2500000       0
CIENA CORP                   NOTE3.750%2/0    171779AA9      7353    12461000 SH               DEFINED     0    12461000       0
COOPER CAMERON CORP          DBCV5/1          216640AA0     20648    27500000 SH               DEFINED     0    27500000       0
COOPER CAMERON CORP          DBCV1.750%5/1    216640AB8     22653    24000000 SH               DEFINED     0    24000000       0
DEVON ENERGY CORP NEW        DEB4.900%8/1     25179MAA1     12080    12195000 SH               DEFINED     0    12195000       0
DEVON ENERGY CORP NEW        DBCV6/2          25179MAD5     17709    36000000 SH               DEFINED     0    36000000       0
EL PASO CORP                 DBCV2/2          28336LAC3      5175    12550000 SH               DEFINED     0    12550000       0
ELAN FIN CORP LTD            NOTE12/1         284129AC7      7988    16831000 SH               DEFINED     0    16831000       0
HEALTH MGMT ASSOC INC NEW    SDCV0.250%8/1    421933AB8     22500    32500000 SH               DEFINED     0    32500000       0
JONES APPAREL GROUP INC/     NOTE2/0          480081AD0     16833    32000000 SH               DEFINED     0    32000000       0
LSI LOGIC CORP               NOTE4.250%3/1    502161AD4     43142    44450000 SH               DEFINED     0    44450000       0
MERRILL LYNCH & CO INC       NOTE5/2          590188A65     37894    75000000 SH               DEFINED     0    75000000       0
MERRILL LYNCH & CO INC       FRNT3/1          590188A73     38288    39750000 SH               DEFINED     0    39750000       0
MICRON TECHNOLOGY INC        CALL             595112903      3959      789535 SH       CALL    DEFINED     0      789535       0
NEXTEL COMMUNICATIONS INC    NOTE4.750%7/0    65332VAT0      5460    12000000 SH               DEFINED     0    12000000       0
NORTEL NETWORKS CORP NEW     NOTE4.250%9/0    656568AB8      6344    12500000 SH               DEFINED     0    12500000       0
OMNICOM GROUP INC            NOTE2/0          681919AK2     22010    23500000 SH               DEFINED     0    23500000       0
SANMINA SCI CORP             NOTE4.250%5/0    800907AB3     36284    39900000 SH               DEFINED     0    39900000       0
SEALED AIR CORP NEW          PFDCVA$2         81211K209     19200      471600 SH               DEFINED     0      471600       0
UNIVERSAL HLTH SVCS INC      DBCV0.426%6/2    913903AL4     12484    20400000 SH               DEFINED     0    20400000       0
WEATHERFORD INTL INC         DBCV6/3          947074AB6     46563    74791000 SH               DEFINED     0    74791000       0
WILLIAMS COS INC DEL         PUT              969457950        73        1550 SH       PUT     DEFINED     0        1550       0

                                      TOTAL MARKET VALUE = 513499